Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash and cash equivalents.
Cash on hand		¥ 0	¥ 309
Cash at bank		8,546	36,827
Cash held at a related party finance entity	[1]	489,027	223,548
Cash held at other financial institutions		5,448	0
Total		¥ 503,021	¥ 260,684	¥ 812,620	¥ 77,801

[1]	As of June 30, 2019 and 2020, the Group has cash held at a related party finance entity of RMB223,548 and RMB489,027, respectively. During the year ended June 30, 2019, net amount of RMB517,185 were withdrawn from Hailiang Finance. During the years ended June 30, 2018 and 2020, net amount of RMB679,018 and RMB265,479 were placed with Hailiang Finance, respectively. The cash held at a related party finance entity is held for the purpose of meeting short-term cash commitments, such as to pay for the Group’s operating expenses at any time.During the years ended June 30, 2018, 2019 and 2020, term deposits of RMB204,000, RMB4,709,697 and RMB3,808,762 were placed with Hailiang Finance, and RMB401,000, RMB3,526,603 and RMB4,279,255 were matured, respectively. The term deposits are held for investment purpose and can be withdrawn prior to their maturity without incurring significant penalties. Such amounts have been presented as investing activities in the statements of cash flows.As of June 30, 2019 and 2020, the Group has term deposits with maturities ranging from three months to one year amounting to RMB1,387,094 and RMB916,601 that are placed at Hailiang Finance, respectively.The interest income from the deposits during the years ended June 30, 2018, 2019 and 2020 amounted to RMB11,464, RMB24,313 and RMB24,798, respectively. Interest receivable as of June 30, 2019 and 2020 amounted to RMB4,916 and RMB4,478, respectively, which was included in "Other receivables due from related parties".